ACCOUNTING RULES AND METHODS - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenues from external customers	€ 128	€ 246	€ 1,074
Non-current assets	25,845	29,679	36,245
France
Disclosure of geographical areas [line items]
Revenues from external customers	0	61	105
Non-current assets	6,325	8,414	9,616
United States
Disclosure of geographical areas [line items]
Revenues from external customers	128	185	969
Non-current assets	€ 19,520	€ 21,265	€ 26,629